OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

December 16, 2010

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Capital Appreciation Fund
Post-Effective Amendment No. 56 under the Securities Act
and Amendment No. 49 under the Investment Company Act
File Nos. 811-03105 and 2-69719

To the Securities and Exchange Commission:

On behalf of Oppenheimer Capital Appreciation Fund (the “Fund”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is an amendment to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”), including the exhibits thereto. This filing constitutes Post-Effective Amendment No. 56 to the Registration Statement under the Securities Act and Amendment No. 49 to the Registration Statement under the Investment Company Act (the “Amendment”).

The Amendment has been tagged to indicate paragraphs that include changes from Post-Effective Amendment No. 55 to the Registration Statement, which was filed with the Commission on December 22, 2009. This filing is being made to include the (i) audited financial statements of the Fund for the fiscal year ended August 31, 2010, together with a copy of a signed Independent Registered Public Accounting Firm's consent and (ii) non-material changes permitted by Rule 485(b) under the Securities Act.

Pursuant to Rule 485(b)(4) under the Securities Act, the undersigned counsel, who prepared or reviewed the Amendment, hereby represents to the Commission that, to our knowledge, the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485. This filing is intended to become effective under Rule 485(b) on December 28, 2010, as indicated on the facing page.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to the undersigned at:

Taylor V. Edwards
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212-323-0310
tedwards@oppenheimerfunds.com

Sincerely,

/s/ Carl A. Algermissen

Carl A. Algermissen
Vice President & Associate Counsel

cc:     Kramer Levin Naftalis & Frankel LLP

          KPMG LLP
          Gloria LaFond
          Taylor V. Edwards